Acquisitions (Tables)	6 Months Ended
Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Summary of consideration paid and amounts recognized for assets acquired and liabilities assumed
The following table summarizes the consideration paid and the amounts recognized for the assets acquired and liabilities assumed:

Total Fair Value
(in thousands)
Current assets, including cash acquired	$181
Identifiable intangible assets	3,700
Goodwill	11,257
Other long-term assets	12
Current liabilities	(185)
Deferred tax liabilities	(76)
Deferred revenue	(34)
Total consideration	$14,855
The following table summarizes the consideration paid and the amounts recognized for the assets acquired and liabilities assumed:

Total Fair Value
(in thousands)
Current assets	$231
Identifiable intangible assets	5,000
Goodwill	8,964
Current liabilities	(40)
Deferred tax liabilities	(1,041)
Deferred revenue	(113)
Total consideration	$13,001

Summary of fair value of acquired identifiable intangible assets and weighted-average useful life
The following table summarizes the fair value of the acquired identifiable intangible assets and their respective weighted-average useful lives:

	Fair Value	Weighted-average useful life
	(in thousands)	(in years)
Developed product technologies	$2,700	3
Customer relationships	1,000	2
Total identifiable intangible assets	$3,700	2.7
The following table summarizes the fair value of the acquired identifiable intangible assets and their respective weighted-average useful lives:

	Fair Value	Weighted-average useful life
	(in thousands)	(in years)
Developed product technologies	$3,900	5
Customer relationships	1,100	4
Total identifiable intangible assets	$5,000	4.8